UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Management LLC

Address:  401 City Avenue
          Suite 526
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-10772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Leon Frenkel
Title:  Managing Member
Phone:  (610) 668-0404

Signature, Place and Date of Signing:


/s/ Leon Frenkel            Bala Cynwyd, Pennsylvania          May 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:  $151,043
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form 13F File Number          Name

               28-
----              -------------------        ------------------------------

[Repeat as necessary.]

FORM 13F TABLE - 3/31/04


                                                   MKT VALUE    SHRS OR     SH/ PUT/   INVSTMNT    OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS       CUSIP      ($1000)     PRN AMT     PRN CALL   DISCRTIN   MANAGERS   SOLE       SHARED  NONE
--------------      --------------       -----      -------     -------     --------   --------   --------   ----       ------  ----
3COM CORP                 COM          885535104         649       91,901      SH        Sole                  91,901
AES CORP TR III    SDCV 4.500% 8/15    00130HAN5      20,059   20,262,000      SH        Sole                20,262,000
AES                  PFD CV 6.75%      00808N202       4,474      101,675      SH        Sole                  101,675
ALLSTREAM INC        CL A VTG SHS      02004C105         123        2,214      SH        Sole                   2,214
ALLSTREAM INC       CL B LT VTG SH     02004C204      11,637      207,514      SH        Sole                  207,514
ARRIS GROUP INC           COM          04269Q100       3,224      352,700      SH        Sole                  352,700
AT&T WIRELESS
  SERVICES INC            COM          00209A106       6,759      496,653      SH        Sole                  496,653
BOISE CASCADE
  CORP SVCS               COM          097383103       9,870      284,860      SH        Sole                  284,860
BROCADE
  COMMUNICATIONS
  SYS I                   COM          111621108          46        7,000      SH        Sole                   7,000
CALPINE CORP       NOTE 4.000% 12/26   131347BA3       1,891    1,900,000     PRN        Sole                 1,900,000
CENTILLIUM
  COMMUNICATIONS
  INC                     COM          152319109       1,256      277,946      SH        Sole                  277,946
CHARTER CHARTER
  COMMUNICATIONS
  INC              NOTE 5.750% 10/15   16117MAB3      12,244   12,430,000     PRN        Sole                12,430,000
CONSECO INC               COM          208464883       9,016      389,306      SH        Sole                  389,306
EASTMAN KODAK CO          COM          277461109         124        4,724      SH        Sole                   4,724
EDGAR ONLINE INC          COM          279765101          28       20,000      SH        Sole                  20,000
FACTORY 2-U  INC          COM          303072102         654      641,007      SH        Sole                  641,007
FIBERMARK INC             COM          315646109           6       10,150      SH        Sole                  10,150
FOOTSTAR INC.             COM          344912100       1,182      482,532      SH        Sole                  482,532
GADZOOKS INC              COM          362553109       1,144      880,000      SH        Sole                  880,000
GB HOLDINGS INC           COM          36150A109       1,128      486,316      SH        Sole                  486,316
HAWAIIAN
  HOLDINGS INC            COM          419879101       5,788    1,503,506      SH        Sole                 1,503,506
IKON OFFICE
  SOLUTIONS INC           COM          451713101       3,397      265,421      SH        Sole                  265,421
IMPERIAL SUGAR
  CO                      COM          453096208       3,524      293,629      SH        Sole                  293,629
LUCENT
  TECHNOLOGIES
  INC 8.00%           SDCV 8.00%       549463AK3      13,924   11,800,000     PRN        Sole                11,800,000
MARSH & MCLENNAN
  CO                      COM          571748102         903       19,500      SH        Sole                  19,500
MCDERMOTT
  INTERNATIONAL
  INC                     COM          580037109       2,360      281,300      SH        Sole                  281,300
MILLICOM
  INTERNATIONAL
  CELLULAR SA           SHS NEW        L6388F110      12,215      555,232      SH        Sole                  555,232
MINORPLANET
  SYSTEMS USA
  INC                     COM          604363200           2        3,070      SH        Sole                   3,070
NETWOLVES CORP            COM          64120V102         406      300,000      SH        Sole                  300,000
NOVELL INC                COM          670006105       1,683      147,900      SH        Sole                  147,900
PATHMARK STORES,
  INC.              WEXP 9/19/2010     70322A119           8        8,787      SH        Sole                   8,787
PRIMUS
  TELECOMMUNICA-
  TIONS GR                COM          741929103       1,607      190,425      SH        Sole                  190,425
REVLON INC.               COM          761525500       2,701      975,180      SH        Sole                  975,180
SCO GROUP INC             COM          78403A106         163       18,900      SH        Sole                  18,900
TEXAS GENCO
  HOLDINGS INC            COM          882443104       2,533       70,850      SH        Sole                  70,850
TOMMY HILFIGER
  CORP                    ORD          G8915Z102       2,905      170,900      SH        Sole                  170,900
USG CORP                  COM          903293405       5,759      329,280      SH        Sole                  329,280
WALGREEN CO               COM          931422109         331       10,051      SH        Sole                  10,051
WASHINGTON GROUP
  INTERNATIONAL
  INC                     COM          938862208       4,207      114,789      SH        Sole                  114,789
WESTMORELAND
  COAL              PFD DP A CV 1/4    960878304         544       12,960      SH        Sole                  12,960
XM SATELLITE
  RADIO HOLDINGS
  INC                 CLAVTG SHS       983759101         567       20,248      SH        Sole                  20,248
                                                     151,043

03108.0002 #485321